Investments in Related Parties and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities in period		$ 6,561
Acquired equity securities		0		$ 20,729
Gain/(loss) on investments	$ (400)	$ (1,751)	$ 761